INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
9.	INCOME TAXES

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Bahamas

The earnings from shipping operations were derived from sources outside the Bahamas and such earnings were not subject to Bahamian taxes.

b)	Panama

The earnings from shipping operations were derived from sources outside Panama and such earnings were not subject to Panamanian taxes.

c)	Paraguay

Our subsidiaries in Paraguay are subject to Paraguayan corporate income taxes.

d)	Argentina

Our subsidiaries in Argentina are subject to Argentine corporate income taxes.

In Argentina, the tax on minimum presumed income ("TOMPI"), supplements income tax since it applies a minimum tax on the potential income from certain income generating-assets at a 1% tax rate. The Companies’ tax obligation in any given year will be the higher of these two tax amounts. However, if in any given tax year TOMPI exceeds income tax, such excess may be computed as payment on account of any excess of income tax over TOMPI that may arise in any of the ten following years.

e)	Brazil

Our subsidiaries in Brazil are subject to Brazilian corporate income taxes.

Income taxes in Brazil include federal income tax and social contribution (which is an additional federal income tax). Income tax is computed at the rate of 15%, plus a surtax of 10% on the amount that exceeds Brazilian reais 240,000 (equivalent to $61 at December 31, 2015) based on pretax income, adjusted for additions and exclusions established by the Brazilian tax legislation. Social contribution is calculated at the rate of 9%, on pretax income, in conformity with the tax law.

UP Offshore Apoio Maritimo Ltda., has foreign currency exchange gains recognized for tax purposes only in the period the debt (including intercompany transactions) is extinguished.  A deferred income tax liability is recognized in the period the foreign currency exchange rate changes equal to the future taxable income at the applicable tax rate.

f)	Chile

Our subsidiary Corporación de Navegación Mundial S.A. (Cor.Na.Mu.S.A.) is subject to Chilean corporate income taxes.

g)	United Kingdom (UK)

Our subsidiary in the Offshore Supply Business, UP Offshore (UK) Limited, is not subject to corporate income tax in the United Kingdom, rather, it qualifies under UK tonnage tax rules and pays a flat rate based on the net tonnage of qualifying PSVs.

h)	United States of America (US)

Under the U.S. Internal Revenue Code of 1986, as amended, or the Code, 50% of the gross shipping income of our vessel owning or chartering subsidiaries attributable to transportation that begins or ends, but that does not both begin and end, in the U.S. are characterized as U.S. source shipping income.   Such income is subject to 4% U.S. federal income tax without allowance for deduction, unless our subsidiaries qualify for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder.

For the years ended December 31, 2015, 2014 and 2013, our subsidiaries did not derive any US source shipping income. Therefore our subsidiaries are not subject to any U.S. federal income taxes, except our ship management services provided by Ravenscroft.

Income tax expense (benefit) (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2015	2014	2013

Current income tax expense	$5,260	$8,030	$3,184
Deferred income tax expense (benefit)	1,050	(2,965)	3,413
	$6,310	$5,065	$6,597

Ultrapetrol’s pre-tax income for the years ended December 31, 2015, 2014 and 2013 was taxed in foreign jurisdictions (principally Argentina, Brazil and Paraguay).

For the years ended December 31, 2015, 2014 and 2013 4%, 36% and 54%, respectively, of the current income tax expense was related to withholding income tax in Argentina, Brazil and Chile.

The table below shows for each jurisdiction’s total income tax expense and statutory tax rate:

	For the years ended December 31,
	2015	2014	2013

Brazil (34%)	$2,448	$2,091	$654
Argentina (35%)	1,811	2,112	568
Paraguay (10%)	132	273	202
Others	628	649	27
Current income tax expense	5,019	5,125	1,451
Withholding income tax in foreign jurisdictions	241	2,905	1,733
Deferred income tax expense (benefit)	1,050	(2,965)	3,413
Income tax expense	$6,310	$5,065	$6,597

Reconciliation of income tax expense to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2015	2014	2013

(Loss) Income before income taxes	$(41,694)	$(47,211)	$14,518
Sources not subject to income tax	48,922	59,658	115
	7,228	12,447	14,633
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	2,530	4,356	5,122
Rate differential	(752)	(1,052)	(545)
Change in valuation allowance	4,471	(811)	1,632
Effects of foreign exchange changes related to our foreign subsidiaries	(604)	(639)	(1,943)
Withholding income tax in foreign jurisdictions	241	2,905	1,733
Others	424	306	598
Income tax expense (benefit)	$6,310	$5,065	$6,597

The Company’s deferred income tax assets have been reduced by intercompany profits from the sale of river barges within the group.  The Company has deferred income tax expense in Argentina for the years ended December 31, 2015, 2014 and 2013 amounting to $369, $987 and $906, respectively and recognizes them as income tax expense as the river barges are consumed through using. The balance as of December 31, 2015 and 2014 of $8,103 and $8,131, respectively was reflected as non-current other receivables in the accompanying consolidated balance sheets.

At December 31, 2015, Argentinean subsidiaries had a consolidated credit related to TOMPI of $2,662 that expires from 2016 through 2025. At December 31, 2015, Argentinean subsidiaries had accumulated benefit from tax loss carryforwards ("NOLs") for a consolidated total of $1,424 that expire from 2016 through 2020. Based on the weight of negative available evidence at December 31, 2015, the Company believes that it is not more likely than not that the Company's subsidiaries NOLs and TOMPI credits will be realized in the future, with exception of $ $1,116 of TOMPI credit which will be utilized through the turnaround of existing temporary differences, future taxable income, tax strategies or a combination thereof. Therefore, the valuation allowance for deferred tax assets increased from $2,525 at December 31, 2014 to $6,624 at December 31, 2015, principally related to NOLs and TOMPI credit from UPSA which would not be realized in the future.

The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2015	2014
Deferred income tax assets
Other, deferred income tax current assets	$-	$460
NOLs	1,424	2,237
TOMPI credit	2,662	3,556
Interest on financial liabilities	2,345	2,276
Other	1,870	520
Total deferred income tax noncurrent assets	8,301	8,589
Valuation allowance of deferred income tax assets	(6,624)	(2,525)
Net deferred income tax noncurrent assets	1,677	6,064
Deferred income tax liabilities
Vessels and equipment, net	10,463	13,317
Intangible assets	-	153
Unrealized exchange differences	856	750
Other	74	117
Total deferred income tax noncurrent liabilities	11,393	14,337
Net deferred income tax liabilities	$(9,716)	$(7,813)

As of January 1, 2015 and 2014, and for the years ended December 31, 2015 and 2014, the Company did not have any unrecognized tax positions. In addition, the Company does not expect to hold unrecognized tax positions within the next twelve months. For the years ended December 31, 2015 and 2014, the Company has no accrued interest and penalties related to unrecognized tax positions.